DISPOSAL OF SUBSIDIARIES - Narrative Information (Details) - USD ($) $ in Thousands	Mar. 24, 2023	Dec. 31, 2022	Dec. 28, 2022	Oct. 27, 2022	Aug. 05, 2022	Dec. 31, 2021
DISPOSAL OF SUBSIDIARIES
Fair value of preferred shares issued				$ 24,592
Accumulated other comprehensive loss		$ 1,470		2,060		$ 637
Stanley Star
DISPOSAL OF SUBSIDIARIES
Total consideration					$ 1
Convertible preferred shares issued			50,000
Preferred stock, outstanding	$ 50,000
Fair value of preferred shares issued				$ 24,600